Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public 5.600% Notes | Senior Notes
Disclosed at fair value:
Interest rate	5.60%
Public 5.409% Notes | Senior Notes
Disclosed at fair value:
Interest rate	5.409%
Interest Rate Swap | Designated as Hedging Instrument
Measured at fair value on a recurring basis:
Interest rate swap assets	$ 1,906	$ 14,141
Interest rate swap liabilities	3,403	3,021
Measured at fair value on a recurring basis | Level 2
Measured at fair value on a recurring basis:
Interest rate swap assets	1,906	29,868
Interest rate swap liabilities	$ 3,403	$ 3,021
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Measured at fair value on a recurring basis | Pension Plan | Level 1
Measured at fair value on a recurring basis:
Assets held by various pension plans:	$ 24,234	$ 22,052
Measured at fair value on a recurring basis | Pension Plan | Level 2
Measured at fair value on a recurring basis:
Assets held by various pension plans:	1,737	4,010
Measured at fair value on a recurring basis | Pension Plan | Level 3
Measured at fair value on a recurring basis:
Assets held by various pension plans:	1,290	1,107
Measured at fair value on a recurring basis | Interest Rate Swap | Level 2
Measured at fair value on a recurring basis:
Interest rate swap assets	1,906	14,141
Measured at fair value on a recurring basis | Interest Rate Swap | Level 2 | Designated as Hedging Instrument
Measured at fair value on a recurring basis:
Interest rate swap assets	1,906	14,141
Interest rate swap liabilities	3,403	3,021
Measured at fair value on a recurring basis | Cross-currency swap | Level 2
Measured at fair value on a recurring basis:
Interest rate swap assets	$ 0	$ 15,727
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Measured at fair value on a non-recurring basis | Level 2 | Public 5.600% Notes
Disclosed at fair value:
Disclosed at fair value	$ 404,334	$ 0
Measured at fair value on a non-recurring basis | Level 2 | Public 5.409% Notes
Disclosed at fair value:
Disclosed at fair value	489,960	478,950
Measured at fair value on a non-recurring basis | Level 3
Measured at fair value on a non-recurring basis:
Certain previously impaired real estate assets	20,885	25,394
Disclosed at fair value:
Disclosed at fair value	$ 3,128,449	$ 2,660,494